Long-term Investments	12 Months Ended
Dec. 31, 2023
Long-term investments
Long-term investments

9. Long-term investments

The balance of long-term investments was RMB 217 million and RMB 211 million (US$ 30 million) as of December 31, 2022 and 2023, respectively. There were no observable price changes for all equity investments in 2022 and 2023. Impairment charges recognized on equity investment without readily determinable fair value were RMB 219 million, RMB 27 million, RMB 8 million (US$ 1 million) for the years ended December 31, 2021, 2022 and 2023, respectively.

In 2019, the Company invested RMB 185 million for a 9.24% equity interest in Beijing Changba Technology Co., Ltd. (“Changba”), and the percentage of equity interest changed to 9.02% in 2020. There was no observable price change for Changba in 2020. In 2021, the Company identified an observable price change in an orderly transaction for an identical investment of the same issuer and recognized an unrealized gain of RMB 182 million (US$ 29 million). As of December 31, 2021, the Company identified certain impairment indicators related to the investment and recognized an impairment charge of RMB 195  million for this investment. Net unrealized loss recognized during 2021 for Changba is RMB 13 million (US$ 2 million) and the fair value of Changba was RMB 172 million (US$ 27 million) as of December 31, 2021.

The Company ceases equity method accounting for SECO and accounted for it as a long-term investment measured at fair value through profit or loss upon transfer of investment category in 2021. Changes in fair value of RMB 12 million (US$ 2 million) were recorded in the consolidated statement of comprehensive income/(loss) for the period from December 28 to December 31, 2021.The Company sold all Secoo Holding Limited Class A ordinary shares in February and March of 2023 and realized RMB 10 million (USD 1.5 million) investment loss. There was no balance of SECO shares at the end of 2023.

In 2022, the Company identified significant cumulative loss for some equity investments accounted for using the measurement alternative. The Company used unobservable inputs in the valuation methodologies to determine the fair value such as comparable companies’ multiples and discount for lack-of-marketability and recognized an impairment loss of RMB 27 million for the year ended December 31, 2022. In 2023 the Company identified significant deterioration in the business prospects of certain investees and recognized an impairment loss of RMB 8 million (US$ 1 million) for the year ended December 31, 2023